NOTE 10– RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Related Party Transactions [Abstract]
NOTE 10– RELATED PARTY TRANSACTIONS

NOTE 10– RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by stockholders. Amounts represent advances or amounts paid in satisfaction of liabilities. The advances are considered temporary in nature and have not been formalized by a promissory note. As of May 31, 2022 and August 31, 2021, the Company had due to stockholders of $25,088 and $2,347, respectively.

Youall Perform Services Ltd, owned by the son of the Company’s Chief Executive Offer and the Company’s former Secretary and Treasurer Jianli Deng, collects revenue from the performance matching platform “Ai Bian Quan Qiu” via a Wechat official account on behalf of the Company. Due to the COVID-19 impact, the Company ceased operation of the “Ai Bian Quan Qiu” platform in January 2020. For the three and nine months ended May 31, 2022 and 2021, the Company didn’t recognize any revenue from this performance matching platform, respectively. The balance of related party receivable from Youall Perform Services Ltd was $0 and $1,439 as of May 31, 2022 and August 31, 2021, respectively.

In September 2019, the Company entered into an agreement with Youall Perform Services Ltd for two transactions. 1) The Company pays Youall Perform Services Ltd. 10% of the revenue generated from the “Ai Bian Quan Qiu” platform every month to reimburse the valued-added tax, tax surcharges, and foreign transaction fee Youall Perform Services Ltd. has been paying on behalf of the Company. 2) Youall Perform Services Ltd. will provide IT consulting service for “Ai Bian Quan Qiu” platform upgrade and maintenance at a total cost of $128,000, out of which $108,800 has been paid. As there has been no revenue from the “Ai Bian Quan Qiu” platform due to COVID-19 since mid-January, 2020, $108,800 long-term prepayment was expensed as research and development expense in FY2020. In July 2020, the Company changed the service scope of this agreement and turned it into a website maintenance contract over the next two years. The major website of this Company is ABQQ.tv for video streaming. The contract amount remains to be $128,000, out of which $108,800 was previously paid and $19,200 will be due on the twenty first month after the launch of the website www.abqq.tv. The website maintenance service began on January 1, 2021 and will end on December 31, 2022. The Company will pay Youall Perform Services Ltd the remaining balance of $19,200 in September, 2022.

The Company has entered into a patent license agreement with a related party Guangzhou Shengshituhua Film and Television Company Limited (“Licensor”) 100% owned by the Chief Executive Officer Chiyuan Deng. The agreement is for a term of 5 years commencing on the effective date on June 1, 2017 and may be renewed at the Company’s written election conveyed to Licensor before the end of the term for a further term of five years. The Company has already paid the licensor a non-refundable, up-from payment of $500,000 and shall pay a royalty of 20% of the gross revenue realized from the sale of licensed products and sub-licensing of this patent every year. The royalty expenses during the nine months ended May 31, 2022 and 2021 were $0 and $30,720, respectively, during the three months ended May 31, 2022 and 2021 were $0 and $15,360, respectively. In January 2021, the Company’s sublicensing agreement to generate royalty revenues was terminated with Anyone Picture. As such, there has been no royalty expenses since the end of December 2020 given there has been no sublicensing royalty revenue generated from the patent.

The Company rented an office from Zestv Studios Limited, a Hong Kong entity 100% owned by the Chief Executive Officer Chiyuan Deng (See Note 14). On December 1, 2020, the Company entered an agreement with Zestv Studios Limited to grant Zestv Studios Limited the distribution right for the movie “Love over the world” and charge Zestv Studios Limited movie royalties. The Company’s royalty revenue is stipulated to equal 43% of the after-tax movie box office revenue deducting movie issuance costs. The movie box office revenue is tracked by a movie distributor Huaxia Film Distribution Co. Ltd (hereafter “Hua Xia”) in China as it connects with all movie theaters in China and can track the total movie box office revenue online in real time. Although Zestv Studios Limited has paid royalty revenue to the Company, Zestv Studios Limited failed to collect cash from Hua Xia. The Company will refund Zestv Studios Limited the movie royalties. As of May 31, 2022 and August 31, 2021, the Company had refund of movie royalties revenue net of movie distribution commission fee payable to Zestv Studios Limited of $763,770 and $933,434, respectively. During the three months ended May 31, 2022, Zestv Studios Limited also loaned total of $285,571 to the Company as the working capital. The loan is non-interest bearing and due on demand.

As of May 31, 2022 and August 31, 2021, the Company had total related party payable to Zestv Studios Limited of $1,049,341 and $933,434, respectively.

On September 11, 2020, the Company entered into an amended employment agreement with Chiyuan Deng, our Chief Executive Officer. Pursuant the amended agreement, the Company amended the compensation to Mr. Deng to include a salary of $180,000 annually, a reduction in common stock issued to Mr. Deng, a potential for a bonus in cash or shares, and the issuance of 100,000 shares of our newly created Series A Preferred Stock at par value $0.001.. Mr. Deng returned 261,111 shares common stock to the Company received under his initial employment agreement.

During the nine months ended May 31, 2022 and 2021, the Company paid CEO and CFO total salary of $342,167 and $258,837, respectively. During the three months ended May 31, 2022 and 2021, the Company paid CEO and CFO total salary of $51,250 and $74,500, respectively.

NOTE 12– RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders. Amounts represent advances or amounts paid in satisfaction of liabilities. The advances are considered temporary in nature and have not been formalized by a promissory note. As of August 31, 2021 and August 31, 2020, there are no such related party transactions.

Youall Perform Services Ltd, owned by the son of the Company’s Chief Executive Offer and the Company’s former Secretary and Treasurer Jianli Deng, collects revenue from the performance matching platform “Ai Bian Quan Qiu” via a Wechat official account on behalf of the Company. Due to the COVID-19 impact, the Company ceased operation of the “Ai Bian Quan Qiu” platform in January, 2020. For the years ended August 31, 2021 and 2020, the Company recognized revenue of $0 and $141,143 from this performance matching platform, respectively. The balance of related party receivable from Youall Perform Services Ltd was $1,439 and $87,581 as of August 31, 2021 and 2020, respectively.

In September 2019, the Company entered into an agreement with Youall Perform Services Ltd for two transactions. 1) The Company pays Youall Perform Services Ltd. 10% of the revenue generated from the “Ai Bian Quan Qiu” platform every month to reimburse the valued-added tax, tax surcharges, and foreign transaction fee Youall Perform Services Ltd. has been paying on behalf of the Company. 2) Youall Perform Services Ltd. will provide IT consulting service for “Ai Bian Quan Qiu” platform upgrade and maintenance at a total cost of $128,000, out of which $108,800 has been paid. As there has been no revenue from the “Ai Bian Quan Qiu” platform due to COVID-19 since mid-January, 2020, $108,800 long-term prepayment was expensed as research and development expense in FY2020. In July 2020, the Company changed the service scope of this agreement and turned it into a website maintenance contract over the next two years. The major website of this Company is ABQQ.tv for video streaming. The contract amount remains to be $128,000, out of which $108,800 was previously paid and $19,200 will be due on the twenty first month after the launch of the website www.abqq.tv. The website maintenance service began on January 1, 2021 and will end on December 31, 2022. The Company will pay Youall Perform Services Ltd the remaining balance of $19,200 in September, 2022.

The Company has entered into a patent license agreement with a related party Guangzhou Shengshituhua Film and Television Company Limited (“Licensor”) 100% owned by the Chief Executive Officer Chiyuan Deng. The agreement is for a term of 5 years commencing on the effective date on June 1, 2017. The Company has already paid the licensor a non-refundable, up-from payment of $500,000 and shall pay a royalty of 20% of the gross revenue realized from the sale of licensed products and sub-licensing of this patent every year. The royalty expenses during the years ended August 31, 2021 and August 31, 2020 are $25,600 and $61,440, respectively. In January, 2021, the Company’s sublicensing agreement to generate royalty revenues was terminated with Anyone Picture. As such, there has been no royalty expenses since the end of December, 2020 given there has been no sublicensing royalty revenue generated from the patent. Once the Company finds another company to sublicense the patent, it will generate royalty revenue and pay royalty expense again.

The Company rented an office from ZESTV STUDIOS LIMITED, a Hong Kong entity 100% owned by the Chief Executive Officer Chiyuan Deng. On December 1, 2020, the Company entered an agreement with ZESTV STUDIOS LIMITED to grant ZESTV STUIDIOS LIMITED the distribution right for the movie “Love over the world” and charge ZESTV STUIDIOS LIMITED movie royalties. The Company’s royalties revenue is stipulated to equal 43% of the after-tax movie box office revenue deducting movie issuance costs. The movie box office revenue is tracked by a movie distributor Huaxia Film Distribution Co. Ltd (hereafter “Hua Xia”) in China as it connects with all movie theaters in China and can track the total movie box office revenue online in real time. Although ZESTV STUDIOS LIMITED has paid royalties revenue to the Company, ZESTV STUDIOS LIMITED failed to collect cash from Hua Xia. The Company will refund ZESTV STUDIOS LIMITED the movie royalties. As of August 31, 2021, the Company incurred related party payable of $16,512 for the office rent and $916,922 of refund for the movie royalties revenue net of the movie distribution commission fee to ZESTV STUDIOS LIMITED.

On August 29, 2020, the Company entered into a Separation Agreement and Release with each of Jianli Deng, Lijun Yu and Linqing Ye. Pursuant to the agreements, Mr. Deng resigned as Secretary and Treasurer, Ms. Yu resigned as Chief Marketing Officer and Mr. Ye resigned as Chief Operating Officer. Mr. Deng will remain on as a member of our board of directors. The Separation and Release Agreement cancelled the employment agreements for each of Messrs. Deng, Yu and Ye, and provided them each an indebtedness payment within five (5) business days of the agreements. Mr. Deng will receive $110,000, Ms. Yu will receive $110,000 and Mr. Ye will receive $120,000. We received a release of all claims from these prior officers. In addition, Mr. Deng, Ms. Yu, and Mr. Ye agreed to return to the Company their unvested restricted shares of 130,556, 147,222, and 147,222, respectively.

On September 11, 2020, we entered into an amended employment agreement with Chiyuan Deng, our Chief Executive Officer. Pursuant the amended agreement, we amended the compensation to Mr. Deng to include a salary of $180,000 annually, a reduction in common stock received under his initial employment agreement, a potential for a bonus in cash or shares, and the issuance of 100,000 shares of our newly created Series A Preferred Stock at par value $0.001.

During the year ended August 31, 2021, the Company paid the Chief Executive Officer $180,000 salary, $50,000 bonus in cash, and $30,100 stock-based compensation. $25,000 salary was paid in cash to Chief Financial Officer. In addition, the Company hired Chief Investment Officer on February 22, 2021. $55,685 cash salary and $7,527 stock-based compensation were paid to Chief Investment Officer for the year ended August 31, 2021. During the year ended August 31, 2020, $169,768 was paid to five executives in the form of stock-based compensation and $15,000 cash salary was paid to the Chief Financial Officer.